Aug. 22, 2016

PIMCO Variable Insurance Trust

Supplement Dated August 22, 2016 to the Administrative Class Prospectus and Advisor Class and Class M
Prospectus, each dated April 29, 2016, as supplemented (the "Prospectuses"); and the Statement of
Additional Information dated April 29, 2016, as supplemented (the "SAI")

Disclosure Related to the PIMCO Global Multi-Asset Managed Volatility Portfolio (the "Portfolio")
IMPORTANT NOTICE REGARDING CHANGES IN PORTFOLIO NAME, INVESTMENT OBJECTIVE,
ADVISORY FEE, PRINCIPAL INVESTMENT STRATEGIES AND BENCHMARKS

Effective October 21, 2016, all references to the Portfolio's name in each Prospectus and the SAI are deleted and replaced with the following:

PIMCO Balanced Allocation Portfolio

In addition, effective October 21, 2016, the "Investment Objective" section of the Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio seeks total return which exceeds that of its benchmark.

In addition, effective October 21, 2016, the advisory fee for the Portfolio, stated as a percentage of the Portfolio's average daily net assets, will decrease from 1.00% to 0.66%. This advisory fee reduction will result in the Portfolio's Management Fees decreasing to 0.71% for Administrative Class and Advisor Class shares. Accordingly, effective October 21, 2016, in each Prospectus, corresponding changes are made to the Portfolio's Annual Portfolio Operating Expenses table and related footnotes, as well as the Expense Examples following the table. Also, effective October 21, 2016, in each Prospectus, corresponding changes are made to the "Management of the Portfolios—Management Fees—Management Fee" and "Management of the Portfolios—Management Fees—Advisory Fee" sections. In addition, effective October 21, 2016, corresponding changes are made to the "Management of the Trust—Advisory Fee Rates" section of the SAI.
In addition, effective October 21, 2016, the "Principal Investment Strategies" section of the Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio seeks to achieve its investment objective by investing, under normal circumstances, in equity derivatives and other equity-related investments that provide equity-related exposure equivalent to 50-70% of its net assets (such portion of the Portfolio's Portfolio, the "Equity Sleeve") and the remainder of its net assets in a diversified portfolio of Fixed Income Instruments (such portion of the Portfolio's Portfolio, the "Fixed Income Sleeve"). "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of the Portfolio's Fixed Income Sleeve normally varies within 1 year (plus or minus) of the portfolio duration of the securities comprising the Barclays U.S. Aggregate Index, as calculated by Pacific Investment Management Company LLC ("PIMCO"), which as of June 30, 2016 was 5.4 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Equity Sleeve seeks to provide returns that are correlated to the returns of the S&P 500 Index and MSCI Europe Australasia Far East ("EAFE") Net Dividend Index (USD Unhedged) in proportion to their relative weights in the Portfolio's benchmark. Within the Equity Sleeve, the Portfolio will invest under normal circumstances in S&P 500 Index derivatives and MSCI EAFE Net Dividend Index (USD Unhedged) derivatives, backed by a portfolio of short-term Fixed Income Instruments. Within the Equity Sleeve, the Portfolio will normally use equity derivatives instead of stocks to attempt to achieve the Portfolio's investment objective. However, the Portfolio may invest some or all of the net assets attributable to the Equity Sleeve in stocks. The Portfolio also may invest in affiliated and unaffiliated exchange-traded funds and mutual funds. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets attributable to the Equity Sleeve may be invested in short-term Fixed Income Instruments.

The Fixed Income Sleeve seeks to provide returns that equal or exceed the returns of the Barclays U.S. Aggregate Index. Within the Fixed Income Sleeve, the Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 10% limitation, the Portfolio may invest in mortgage-related securities rated below B). Within the Fixed Income Sleeve, the Portfolio may invest up to 15% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Within the Fixed Income Sleeve, the Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 5% of its total assets. Within the Fixed Income Sleeve, the Portfolio may invest up to 5% of its total assets in securities and instruments that are economically tied to emerging market countries.
The Portfolio may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Portfolio's prospectus or Statement of Additional Information. Within the Fixed Income Sleeve, the Portfolio may invest up to 10% of its total assets in preferred stock. The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

In addition, effective October 21, 2016, the Portfolio will no longer utilize the PIMCO Cayman Commodity Portfolio IV Ltd. (the "GMAMV Subsidiary"). Accordingly, effective October 21, 2016, in each Prospectus, corresponding changes are made to the Portfolio's Annual Portfolio Operating Expenses table and related footnotes, as well as the Expense Examples following the table, and all references in the Prospectuses and SAI to the Portfolio's use of the GMAMV Subsidiary are removed.
In addition, effective October 21, 2016, all references in the Prospectuses and SAI to the Portfolio's investments in, or ability to invest in, "Acquired Funds" or "Underlying PIMCO Funds" are removed.
Investors should be aware that, during the Portfolio's transition from the principal investment strategies in effect prior to October 21, 2016 to the principal investment strategies described above, certain of the Portfolio's holdings may represent a greater or lesser proportion of the Portfolio's overall net assets than is intended to be the case, under normal conditions, once the new principal investment strategies are fully implemented. As a result, during this transition period, the Portfolio may experience performance that is not reflective of the performance expected based on full implementation of the principal investment strategies described above. There is the risk that, during such transition period, the Portfolio could experience losses, including losses greater than, or gains less than, the losses or gains that would otherwise be incurred were the strategies fully implemented.
In addition, effective October 21, 2016, the paragraph immediately following the "Principal Risks" heading in the Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

It is possible to lose money on an investment in the Portfolio. The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

In addition, effective October 21, 2016, "Acquired Fund Risk," "Commodity Risk," "Real Estate Risk," "Smaller Company Risk," "Tax Risk," "Subsidiary Risk," "Value Investing Risk" and "Arbitrage Risk" are deleted from the "Principal Risks" section of the Portfolio's Portfolio Summary in each Prospectus.

In addition, effective October 21, 2016, the Portfolio's primary broad-based securities market index is the 35% S&P 500 Index / 25% Morgan Stanley Capital International Europe Australasia Far East Net Dividend Index / 40% Barclays U.S. Aggregate Index. Additionally, effective October 21, 2016, the Portfolio will no longer compare its performance to a secondary benchmark. Accordingly, effective October 21, 2016, the second paragraph of the "Performance Information" section of the Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

Effective October 21, 2016, the Portfolio's primary broad-based securities market index is the 35% S&P 500 Index / 25% Morgan Stanley Capital International Europe Australasia Far East ("EAFE") Net Dividend Index ("MSCI EAFE Net Dividend Index") / 40% Barclays U.S. Aggregate Index. The 35% S&P 500 Index / 25% MSCI EAFE Index / 40% Barclays U.S. Aggregate Index is a blended index. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The S&P 500 Index focuses on the large-cap segment of the U.S. equities market. The MSCI EAFE Net Dividend Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars. The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The Barclays U.S. Aggregate Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The Portfolio's new primary broad-based securities market index was selected as its use is more closely aligned with the Portfolio's principal investment strategies. Prior to October 21, 2016, the Portfolio's primary benchmark index was the 60% MSCI World Index / 40% Barclays U.S. Aggregate Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 23 developed market country indices. Prior to October 21, 2016, the Portfolio's secondary benchmark was the MSCI World Index.

In addition, effective October 21, 2016, corresponding changes are made to the Average Annual Total Returns Table in the "Performance Information" section of the Portfolio's Portfolio Summary in each Prospectus, and the following is added following the first row of the Average Annual Total Returns Table:

	1 Year	Since Inception (04/27/2012)
35% S&P 500 Index / 25% MSCI EAFE Index / 40% Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)	0.76%	7.05%

PIMCO Variable Insurance Trust

Supplement Dated August 22, 2016 to the PIMCO Global Multi-Asset Managed Volatility Portfolio
Administrative Class Prospectus and PIMCO Global Multi-Asset Managed Volatility Portfolio
Advisor Class Prospectus, each dated April 29, 2016, as supplemented (the "Prospectuses")

Disclosure Related to the PIMCO Global Multi-Asset Managed Volatility Portfolio (the "Portfolio")
IMPORTANT NOTICE REGARDING CHANGES IN PORTFOLIO NAME, INVESTMENT OBJECTIVE,
ADVISORY FEE, PRINCIPAL INVESTMENT STRATEGIES AND BENCHMARKS

Effective October 21, 2016, all references to the Portfolio's name in each Prospectus are deleted and replaced with the following:

PIMCO Balanced Allocation Portfolio

In addition, effective October 21, 2016, the "Investment Objective" section of the Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio seeks total return which exceeds that of its benchmark.

In addition, effective October 21, 2016, the advisory fee for the Portfolio, stated as a percentage of the Portfolio's average daily net assets, will decrease from 1.00% to 0.66%. This advisory fee reduction will result in the Portfolio's Management Fees decreasing to 0.71% for Administrative Class and Advisor Class shares. Accordingly, effective October 21, 2016, in each Prospectus, corresponding changes are made to the Portfolio's Annual Portfolio Operating Expenses table and related footnotes, as well as the Expense Examples following the table. Also, effective October 21, 2016, in each Prospectus, corresponding changes are made to the first paragraph in the "Management of the Portfolio—Management Fees" section and the first paragraph in the "Management of the Portfolio—Management Fees—Advisory Fee" section.
In addition, effective October 21, 2016, the "Principal Investment Strategies" section of the Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio seeks to achieve its investment objective by investing, under normal circumstances, in equity derivatives and other equity-related investments that provide equity-related exposure equivalent to 50-70% of its net assets (such portion of the Portfolio's Portfolio, the "Equity Sleeve") and the remainder of its net assets in a diversified portfolio of Fixed Income Instruments (such portion of the Portfolio's Portfolio, the "Fixed Income Sleeve"). "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of the Portfolio's Fixed Income Sleeve normally varies within 1 year (plus or minus) of the portfolio duration of the securities comprising the Barclays U.S. Aggregate Index, as calculated by Pacific Investment Management Company LLC ("PIMCO"), which as of June 30, 2016 was 5.4 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Equity Sleeve seeks to provide returns that are correlated to the returns of the S&P 500 Index and MSCI Europe Australasia Far East ("EAFE") Net Dividend Index (USD Unhedged) in proportion to their relative weights in the Portfolio's benchmark. Within the Equity Sleeve, the Portfolio will invest under normal circumstances in S&P 500 Index derivatives and MSCI EAFE Net Dividend Index (USD Unhedged) derivatives, backed by a portfolio of short-term Fixed Income Instruments. Within the Equity Sleeve, the Portfolio will normally use equity derivatives instead of stocks to attempt to achieve the Portfolio's investment objective. However, the Portfolio may invest some or all of the net assets attributable to the Equity Sleeve in stocks. The Portfolio also may invest in affiliated and unaffiliated exchange-traded funds and mutual funds. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets attributable to the Equity Sleeve may be invested in short-term Fixed Income Instruments.

The Fixed Income Sleeve seeks to provide returns that equal or exceed the returns of the Barclays U.S. Aggregate Index. Within the Fixed Income Sleeve, the Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 10% limitation, the Portfolio may invest in mortgage-related securities rated below B). Within the Fixed Income Sleeve, the Portfolio may invest up to 15% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Within the Fixed Income Sleeve, the Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 5% of its total assets. Within the Fixed Income Sleeve, the Portfolio may invest up to 5% of its total assets in securities and instruments that are economically tied to emerging market countries.
The Portfolio may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Portfolio's prospectus or Statement of Additional Information. Within the Fixed Income Sleeve, the Portfolio may invest up to 10% of its total assets in preferred stock. The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

In addition, effective October 21, 2016, the Portfolio will no longer utilize the PIMCO Cayman Commodity Portfolio IV Ltd. (the "GMAMV Subsidiary"). Accordingly, effective October 21, 2016, in each Prospectus, corresponding changes are made to the Portfolio's Annual Portfolio Operating Expenses table and related footnotes, as well as the Expense Examples following the table, and all references in the Prospectuses to the Portfolio's use of the GMAMV Subsidiary are removed.
In addition, effective October 21, 2016, all references in the Prospectuses to the Portfolio's investments in, or ability to invest in, "Acquired Funds" or "Underlying PIMCO Funds" are removed. Additionally, effective October 21, 2016, in each Prospectus, the "Management of the Portfolio—Fund of Funds Fees," "Management of the Portfolio—Annual Underlying PIMCO Fund Expenses" and "Descriptions of the Underlying PIMCO Funds" sections are deleted in their entirety.
Investors should be aware that, during the Portfolio's transition from the principal investment strategies in effect prior to October 21, 2016 to the principal investment strategies described above, certain of the Portfolio's holdings may represent a greater or lesser proportion of the Portfolio's overall net assets than is intended to be the case, under normal conditions, once the new principal investment strategies are fully implemented. As a result, during this transition period, the Portfolio may experience performance that is not reflective of the performance expected based on full implementation of the principal investment strategies described above. There is the risk that, during such transition period, the Portfolio could experience losses, including losses greater than, or gains less than, the losses or gains that would otherwise be incurred were the strategies fully implemented.
In addition, effective October 21, 2016, the paragraph immediately following the "Principal Risks" heading in the Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

It is possible to lose money on an investment in the Portfolio. The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

In addition, effective October 21, 2016, "Acquired Fund Risk," "Commodity Risk," "Real Estate Risk," "Smaller Company Risk," "Tax Risk," "Subsidiary Risk," "Value Investing Risk" and "Arbitrage Risk" are deleted from the "Principal Risks" section of the Portfolio's Portfolio Summary in each Prospectus and from the "Description of Principal Risks" section of each Prospectus. In addition, effective October 21, 2016, the second paragraph of the "Characteristics and Risks of Securities and Investment Techniques—Volatility" section in each Prospectus is deleted.

In addition, effective October 21, 2016, the Portfolio's primary broad-based securities market index is the 35% S&P 500 Index / 25% Morgan Stanley Capital International Europe Australasia Far East Net Dividend Index / 40% Barclays U.S. Aggregate Index. Additionally, effective October 21, 2016, the Portfolio will no longer compare its performance to a secondary benchmark. Accordingly, effective October 21, 2016, the second paragraph of the "Performance Information" section of the Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

Effective October 21, 2016, the Portfolio's primary broad-based securities market index is the 35% S&P 500 Index / 25% Morgan Stanley Capital International Europe Australasia Far East ("EAFE") Net Dividend Index ("MSCI EAFE Net Dividend Index") / 40% Barclays U.S. Aggregate Index. The 35% S&P 500 Index / 25% MSCI EAFE Index / 40% Barclays U.S. Aggregate Index is a blended index. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The S&P 500 Index focuses on the large-cap segment of the U.S. equities market. The MSCI EAFE Net Dividend Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars. The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The Barclays U.S. Aggregate Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The Portfolio's new primary broad-based securities market index was selected as its use is more closely aligned with the Portfolio's principal investment strategies. Prior to October 21, 2016, the Portfolio's primary benchmark index was the 60% MSCI World Index / 40% Barclays U.S. Aggregate Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 23 developed market country indices. Prior to October 21, 2016, the Portfolio's secondary benchmark was the MSCI World Index.

In addition, effective October 21, 2016, corresponding changes are made to the Average Annual Total Returns Table in the "Performance Information" section of the Portfolio's Portfolio Summary in each Prospectus, and the following is added following the first row of the Average Annual Total Returns Table:

	1 Year	Since Inception (04/27/2012)
35% S&P 500 Index / 25% MSCI EAFE Index / 40% Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)	0.76%	7.05%

PIMCO Variable Insurance Trust

Supplement Dated August 22, 2016 to the Administrative Class Prospectus, Advisor Class and Class M
Prospectus and Institutional Class Prospectus, each dated April 29, 2016, as supplemented
(the "Prospectuses"); and the Statement of Additional Information dated April 29, 2016, as supplemented
(the "SAI")

Disclosure Related to the PIMCO Global Advantage® Strategy Bond Portfolio (the "Portfolio")
IMPORTANT NOTICE REGARDING CHANGES IN PORTFOLIO NAME, INVESTMENT OBJECTIVE,
ADVISORY AND SUPERVISORY AND ADMINISTRATIVE FEES, PRINCIPAL INVESTMENT
STRATEGIES, BENCHMARKS AND PORTFOLIO MANAGERS

Effective October 21, 2016, all references to the Portfolio's name in each Prospectus and the SAI are deleted and replaced with the following:

PIMCO Global Core Bond (Hedged) Portfolio

In addition, effective October 21, 2016, the "Investment Objective" section of the Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio seeks total return which exceeds that of its benchmark.

In addition, effective October 21, 2016, the advisory fee for the Portfolio, stated as a percentage of the Portfolio's average daily net assets, will decrease from 0.40% to 0.25%, and the supervisory and administrative fee for the Portfolio, stated as a percentage of the Portfolio's average daily net assets, will decrease from 0.35% to 0.31%. These advisory fee and supervisory and administrative fee reductions will result in the Portfolio's Management Fees decreasing to 0.56% for Administrative Class, Advisor Class and Institutional Class shares. Accordingly, effective October 21, 2016, in each Prospectus, corresponding changes are made to the Portfolio's Annual Portfolio Operating Expenses table and the Expense Examples following the table. Also, effective October 21, 2016, in each Prospectus, corresponding changes are made to the "Management of the Portfolios—Management Fees—Management Fee," "Management of the Portfolios—Management Fees—Advisory Fee" and "Management of the Portfolios—Management Fees—Supervisory and Administrative Fee" sections. In addition, effective October 21, 2016, corresponding changes are made to the "Management of the Trust—Advisory Fee Rates" and "Management of the Trust—Supervisory and Administrative Fee Rates" sections of the SAI.
In addition, effective October 21, 2016, the "Principal Investment Strategies" section of the Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.
Pacific Investment Management Company LLC ("PIMCO") selects the Portfolio's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, and trade and current account balances. The Portfolio may invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to within 5% (plus or minus) of the foreign currency exposure of the Barclays Global Aggregate (U.S. Dollar-Hedged) Index, as calculated by PIMCO, which as of June 30, 2016 was 0%. The Portfolio may invest up to 5% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio may also invest up to 5% of its total assets in preferred stock. In addition, the Portfolio may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 10% of its total assets in securities rated below BBB by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The average portfolio duration of this Portfolio normally varies within 1.5 years (plus or minus) of the portfolio duration of the securities comprising the Barclays Global Aggregate (U.S. Dollar-Hedged) Index, as calculated by PIMCO, which as of June 30, 2016 was 6.9 years. In addition, the average U.S. portfolio duration of this Portfolio normally varies within 1 year (plus or minus) of the U.S. portfolio duration of the securities comprising the Barclays Global Aggregate (U.S. Dollar-Hedged) Index, as calculated by PIMCO, which as of June 30, 2016 was 2.4 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
The Portfolio may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Portfolio's prospectus or Statement of Additional Information. The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Investors should be aware that, during the Portfolio's transition from the principal investment strategies in effect prior to October 21, 2016 to the principal investment strategies described above, certain of the Portfolio's holdings may represent a greater or lesser proportion of the Portfolio's overall net assets than is intended to be the case, under normal conditions, once the new principal investment strategies are fully implemented. As a result, during this transition period, the Portfolio may experience performance that is not reflective of the performance expected based on full implementation of the principal investment strategies described above. There is the risk that, during such transition period, the Portfolio could experience losses, including losses greater than, or gains less than, the losses or gains that would otherwise be incurred were the strategies fully implemented.
In addition, effective October 21, 2016, the Portfolio's primary broad-based securities market index is the Barclays Global Aggregate (U.S. Dollar-Hedged) Index. Additionally, effective October 21, 2016, the Portfolio will no longer compare its performance to a secondary benchmark. Accordingly, effective October 21, 2016, the second paragraph of the "Performance Information" section of the Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

Effective October 21, 2016, the Portfolio's primary benchmark is the Barclays Global Aggregate (U.S. Dollar-Hedged) Index. The Barclays Global Aggregate (U.S. Dollar-Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets hedged to U.S. dollars. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities. It is not possible to invest directly in an unmanaged index. The Portfolio's new broad-based securities market index was selected as its use is more closely aligned with the Portfolio's principal investment strategies. Prior to October 21, 2016, the Portfolio's primary benchmark was the Barclays U.S. Aggregate Index, which represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage-pass through securities, and asset backed securities. These major sectors are sub-divided into more specific indices that are calculated and reported on a regular basis. Prior to October 21, 2016, the Portfolio's secondary benchmark index was the PIMCO Global Advantage Bond Index® ("GLADI") (USD Partially Hedged). GLADI is a diversified bond index intended to provide a representation of the fixed income universe through its wide coverage of fixed income instruments and sectors—from developed to emerging markets, nominal to real assets, and cash to derivative instruments. Prior to September 1, 2015, the Portfolio's secondary benchmark index was an unhedged version of the same GLADI benchmark as described.

In addition, effective October 21, 2016, corresponding changes are made to the Average Annual Total Returns Table in the "Performance Information" section of the Portfolio's Portfolio Summary in each Prospectus, and the following is added following the first row of the Average Annual Total Returns Table:

	1 Year	Since Inception (05/02/2011)
Barclays Global Aggregate (U.S. Dollar-Hedged) Index (reflects no deductions for fees, expenses or taxes)	1.02%	4.00%

PIMCO Variable Insurance Trust

Supplement Dated August 22, 2016 to the PIMCO Global Advantage® Strategy Bond Portfolio
Administrative Class Prospectus, PIMCO Global Advantage® Strategy Bond Portfolio Advisor Class
Prospectus and PIMCO Global Advantage® Strategy Bond Portfolio Institutional Class Prospectus,
each dated April 29, 2016, as supplemented (the "Prospectuses")

Disclosure Related to the PIMCO Global Advantage® Strategy Bond Portfolio (the "Portfolio")
IMPORTANT NOTICE REGARDING CHANGES IN PORTFOLIO NAME, INVESTMENT OBJECTIVE,
ADVISORY AND SUPERVISORY AND ADMINISTRATIVE FEES, PRINCIPAL INVESTMENT
STRATEGIES, BENCHMARKS AND PORTFOLIO MANAGERS

Effective October 21, 2016, all references to the Portfolio's name in each Prospectus and the SAI are deleted and replaced with the following:

PIMCO Global Core Bond (Hedged) Portfolio

In addition, effective October 21, 2016, the "Investment Objective" section of the Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio seeks total return which exceeds that of its benchmark.

In addition, effective October 21, 2016, the advisory fee for the Portfolio, stated as a percentage of the Portfolio's average daily net assets, will decrease from 0.40% to 0.25%, and the supervisory and administrative fee for the Portfolio, stated as a percentage of the Portfolio's average daily net assets, will decrease from 0.35% to 0.31%. These advisory fee and supervisory and administrative fee reductions will result in the Portfolio's Management Fees decreasing to 0.56% for Administrative Class, Advisor Class and Institutional Class shares. Accordingly, effective October 21, 2016, in each Prospectus, corresponding changes are made to the Portfolio's Annual Portfolio Operating Expenses table and the Expense Examples following the table. Also, effective October 21, 2016, in each Prospectus, corresponding changes are made to the first paragraph of the "Management of the Portfolio—Management Fees" section, the "Management of the Portfolio—Management Fees—Advisory Fee" section and the "Management of the Portfolio—Management Fees—Supervisory and Administrative Fee" section.
In addition, effective October 21, 2016, the "Principal Investment Strategies" section of the Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.
Pacific Investment Management Company LLC ("PIMCO") selects the Portfolio's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, and trade and current account balances. The Portfolio may invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to within 5% (plus or minus) of the foreign currency exposure of the Barclays Global Aggregate (U.S. Dollar-Hedged) Index, as calculated by PIMCO, which as of June 30, 2016 was 0%. The Portfolio may invest up to 5% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio may also invest up to 5% of its total assets in preferred stock. In addition, the Portfolio may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 10% of its total assets in securities rated below BBB by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The average portfolio duration of this Portfolio normally varies within 1.5 years (plus or minus) of the portfolio duration of the securities comprising the Barclays Global Aggregate (U.S. Dollar-Hedged) Index, as calculated by PIMCO, which as of June 30, 2016 was 6.9 years. In addition, the average U.S. portfolio duration of this Portfolio normally varies within 1 year (plus or minus) of the U.S. portfolio duration of the securities comprising the Barclays Global Aggregate (U.S. Dollar-Hedged) Index, as calculated by PIMCO, which as of June 30, 2016 was 2.4 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
The Portfolio may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Portfolio's prospectus or Statement of Additional Information. The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Investors should be aware that, during the Portfolio's transition from the principal investment strategies in effect prior to October 21, 2016 to the principal investment strategies described above, certain of the Portfolio's holdings may represent a greater or lesser proportion of the Portfolio's overall net assets than is intended to be the case, under normal conditions, once the new principal investment strategies are fully implemented. As a result, during this transition period, the Portfolio may experience performance that is not reflective of the performance expected based on full implementation of the principal investment strategies described above. There is the risk that, during such transition period, the Portfolio could experience losses, including losses greater than, or gains less than, the losses or gains that would otherwise be incurred were the strategies fully implemented.
In addition, effective October 21, 2016, the Portfolio's primary broad-based securities market index is the Barclays Global Aggregate (U.S. Dollar-Hedged) Index. Additionally, effective October 21, 2016, the Portfolio will no longer compare its performance to a secondary benchmark. Accordingly, effective October 21, 2016, the second paragraph of the "Performance Information" section of the Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

Effective October 21, 2016, the Portfolio's primary benchmark is the Barclays Global Aggregate (U.S. Dollar-Hedged) Index. The Barclays Global Aggregate (U.S. Dollar-Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets hedged to U.S. dollars. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities. It is not possible to invest directly in an unmanaged index. The Portfolio's new broad-based securities market index was selected as its use is more closely aligned with the Portfolio's principal investment strategies. Prior to October 21, 2016, the Portfolio's primary benchmark was the Barclays U.S. Aggregate Index, which represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage-pass through securities, and asset backed securities. These major sectors are sub-divided into more specific indices that are calculated and reported on a regular basis. Prior to October 21, 2016, the Portfolio's secondary benchmark index was the PIMCO Global Advantage Bond Index® ("GLADI") (USD Partially Hedged). GLADI is a diversified bond index intended to provide a representation of the fixed income universe through its wide coverage of fixed income instruments and sectors—from developed to emerging markets, nominal to real assets, and cash to derivative instruments. Prior to September 1, 2015, the Portfolio's secondary benchmark index was an unhedged version of the same GLADI benchmark as described.

In addition, effective October 21, 2016, corresponding changes are made to the Average Annual Total Returns Table in the "Performance Information" section of the Portfolio's Portfolio Summary in each Prospectus, and the following is added following the first row of the Average Annual Total Returns Table:

	1 Year	Since Inception (05/02/2011)
Barclays Global Aggregate (U.S. Dollar-Hedged) Index (reflects no deductions for fees, expenses or taxes)	1.02%	4.00%